Concentrations	12 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS
20.	CONCENTRATIONS

Concentration risks

Details of the customers accounting for 10% or more of total net revenues are as follows:

	Years ended June 30,
	2019	% of net revenues	2020	% of net revenues	2021	2021	% of net revenues
	RMB		RMB		RMB	US$

Company A	109,130	53.7%	*	*	29,264	4,532	15.3%
Company B	*	*	45,921	35.5%	122,723	19,008	64.2%
Company C	23,987	11.8%	14,703	11.3%	*	*	*
Company D	*	*	16,790	13.0%	*	*	*
	133,117	65.5%	77,414	59.8%	151,987	23,540	79.5%

*	represented less than 10% of total net revenues for the year ended.

Details of the customers which accounted for 10% or more of accounts receivable, net are as follows:

	As of June 30,
	2020	%	2021	2021	%
	RMB		RMB	US$

Company A	6,690	16.8%	16,484	2,553	29.9%
Company B	14,543	36.5%	31,662	4,904	57.4%
Company D	11,042	27.7%	*	*	*
	32,275	81.0%	48,146	7,457	87.3%

*	represented less than 10% of account receivables as of the year end.